Earnings Per Share - Weighted Average Common Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted-average number of common shares outstanding	493,106,315	496,343,778
Weighted-average number of vested DSUs	337,716	378,514
Basic	493,444,031	496,722,292
Effect of stock options and TRSUs	1,060,473	1,309,714
Diluted	494,504,504	498,032,006